Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other as identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

On July 19, 2023, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment (the “Extension Amendment”) to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate its initial business combination from July 22, 2023 to January 22, 2024, or such earlier date as determined by the Company’s board of directors (the “Extension”).

On July 20, 2023 the Company filed the Extension Amendment with the Secretary of State of the State of Delaware. The Extension Amendment extends the date by which the Company must consummate its initial business combination from July 22, 2023 to January 22, 2024, or such earlier date as determined by the Company’s board of directors (the “Board”).

In connection with the Meeting, stockholders holding 376,002 shares of the Company’s Class A common stock issued in the Company’s initial public offering exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $4,209,931.03 (approximately $11.20 per share after removal of interest to pay taxes) was removed from the Company’s trust account to pay such holders, resulting in approximately $14,008,650.13 remaining in the trust account.

In connection with the Extension, the Company will cause up to $360,000 to be deposited into the trust account in installments of $60,000 per month, which equates to approximately $0.048 per remaining Public Share, for each calendar month or portion thereof (commencing on July 22, 2023 and on the 22nd of each subsequent month) until January 22, 2024, that the Company needs to complete an Initial Business Combination, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Initial Business Combination. As of July 21, 2023, an aggregate of $60,000 had been deposited into trust to support the Extension.

On July 24, 2023, the Company issued a promissory note (the “Third Extension Note”) in the aggregate principal amount of up to $360,000 to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $360,000 to deposit into Trust Account for the Company’s Class A common stock, par value $0.0001, held by the Company’s public stockholders that were not redeemed in connection with the Extension Amendment. On July 21, 2023, the Company deposited $60,000 into the Trust Account, with such amount being treated as the first draw under the Third Extension Note, and the Company will continue to deposit $60,000 into the Trust Account for each additional calendar month (promptly following the 22nd of each calendar month), or portion thereof, that is needed by the Company to complete an initial business combination until January 22, 2024, and such amount will be distributed either to: (i) all of the holders of Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Initial Business Combination. The Third Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s Initial Business Combination, or (b) the date of the liquidation of the Company.

On July 20, 2023, the Company issued an aggregate of 3,457,806 shares of its Class A common stock to the Sponsor upon the conversion (“Conversion”) of an equal number of shares of Class B common stock of the Company held by the Sponsor. The 3,457,806 shares of Class A common stock issued in connection with the Conversion are subject to the same restrictions as applied to the Class B common stock before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination (the “Initial Business Combination”) as described in the prospectus for the Company’s initial public offering. Following the Conversion, there were 5,898,869 shares of Class A common stock issued and outstanding and 1 share of Class B common stock issued and outstanding. As a result of the Conversion, the Sponsor holds approximately 68.3% of the Company’s issued and outstanding Class A common stock.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.